Notes Related to the Consolidated Statements of Financial Position - Estimate of the Retirement Commitments (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	0.77%	1.57%	1.30%
Wage increase	2.00%	2.00%	2.00%
Mortality table	INSEE 2018	INSEE 2014	INSEE 2014
Minimum [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Age of retirement	65 years	65 years	65 years
Maximum [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Age of retirement	67 years	67 years	67 years
Non executive employees [member]
Disclosure Of Defined Benefit Plans [Line Items]
Social welfare contribution rate	36.00%	44.00%	44.00%
Executive employees [member]
Disclosure Of Defined Benefit Plans [Line Items]
Social welfare contribution rate	50.00%	54.00%	54.00%
Executive management [member]
Disclosure Of Defined Benefit Plans [Line Items]
Social welfare contribution rate	52.00%	55.00%	54.00%
Expected staff turnover	Low	Low	High
Non executive and executive employees [member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected staff turnover	High	Medium - High	Medium - High